Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
The Group has certain operation-leases for offices, classroom and warehouse facilities. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable
operating leases as of May 31, 2019 were as follows:

US$
Years ending May 31:
2020	360,972
2021	337,751
2022	297,379
2023	212,814
2024	143,899
Thereafter	162,882

Total	1,515,697

Future Minimum Capital Commitments under Non-Cancelable Construction and Investments
As of May 31, 2019, the future minimum capital commitments were as follows:

US$
Capital commitment for the purchase of property and equipment	1,665
Capital commitment for leasehold improvements	24,395

26,060